DESCRIPTION OF PLAN - Narrative (Details) - EBP 002		12 Months Ended
	Jan. 01, 2026 year	Dec. 31, 2025 USD ($) loan year
EBP, Description of Plan [Line Items]
Participant withdrawal, minimum attainment age		59 years 6 months
Employee contribution age		50
Note receivable from participant, account, minimum borrowing, amount | $		$ 1,000
Note receivable from participant, account, maximum borrowing, amount | $		$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Note receivable from participant, account, borrowing term		12 months
Note receivable from participant, account, maximum loans outstanding | loan		2
Minimum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate		3.25%
Minimum | Subsequent Event
EBP, Description of Plan [Line Items]
Employer catch-up contribution age	60
Maximum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate		9.50%
Maximum | Subsequent Event
EBP, Description of Plan [Line Items]
Employer catch-up contribution age	63